Statement of Additional Information Supplement

May 12, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated May 12, 2020 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2020

Asia Opportunity Portfolio

Developing Opportunity Portfolio

Global Opportunity Portfolio

International Advantage Portfolio

International Opportunity Portfolio

The second paragraph of the section of the Statement of Additional Information entitled "Disclosure of Portfolio Holdings" is hereby deleted and replaced with the following:

The Company makes available on its public website the following portfolio holdings information:

•  complete portfolio holdings information monthly, at least 15 calendar days after the end of each month (except with respect to the Advantage, Asia Opportunity, Counterpoint Global, Developing Opportunity, Global Advantage, Global Concentrated, Global Core, Global Endurance, Global Franchise, Global Opportunity, Global Permanence, Global Sustain, Growth, Inception, International Advantage, International Opportunity, Permanence and US Core Portfolios);

•  complete portfolio holdings information quarterly, at least 45 calendar days after the end of each quarter (with respect to the Advantage, Counterpoint Global, Global Advantage, Global Endurance, Global Permanence, Growth, Inception and Permanence Portfolios); and

•  top 10 holdings monthly, at least 15 calendar days after the end of each month.

The following paragraph is added after the second paragraph of the section of the Statement of Additional Information entitled "Disclosure of Portfolio Holdings"

With respect to the Asia Opportunity, Developing Opportunity, Global Opportunity, International Advantage and International Opportunity Portfolios, complete holdings will be publicly available on a quarterly basis 45 calendar days after the quarter-end by calling (800) 548-7786 or email client service at msimcs@morganstanley.com.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

May 12, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated May 12, 2020 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2020

Global Opportunity Portfolio (Class IR)

International Opportunity Portfolio (Class IR)

The second paragraph of the section of the Statement of Additional Information entitled "Disclosure of Portfolio Holdings" is hereby deleted and replaced with the following:

The Company makes available on its public website the following portfolio holdings information:

•  complete portfolio holdings information monthly, at least 15 calendar days after the end of each month (except with respect to the Global Opportunity, Growth and International Opportunity Portfolios);

•  complete portfolio holdings information quarterly, at least 45 calendar days after the end of each quarter (with respect to the Growth Portfolio); and

•  top 10 holdings monthly, at least 15 calendar days after the end of each month.

The following paragraph is added after the second paragraph of the section of the Statement of Additional Information entitled "Disclosure of Portfolio Holdings"

With respect to the Global Opportunity and International Opportunity Portfolios, complete holdings will be publicly available on a quarterly basis 45 calendar days after the quarter-end by calling (800) 548-7786 or email client service at msimcs@morganstanley.com.

Please retain this supplement for future reference.